Capital Stock - Schedule of Outstanding Warrant (Details)	6 Months Ended
Mar. 31, 2025 $ / shares shares
Schedule Of Outstanding Warrant Abstract
Number of Warrants, Balance at Beginning | shares	1,562,686
Weighted Average Exercise Price, Balance at Beginning | $ / shares	$ 7.5
Number of Warrants, Granted | shares	400,000
Weighted Average Exercise Price, Granted | $ / shares	$ 2
Number of Warrants, Exercised | shares
Weighted Average Exercise Price, Exercised | $ / shares
Number of Warrants, Forfeited | shares
Weighted Average Exercise Price, Forfeited | $ / shares
Number of Warrants, Balance at Ending | shares	1,962,686
Weighted Average Exercise Price, Balance at Ending | $ / shares	$ 4.75